UNCONSOLIDATED STRUCTURED ENTITIES	12 Months Ended
Dec. 31, 2019
Disclosure of unconsolidated structured entities [abstract]
Disclosure of unconsolidated structured entities [text block]

NOTE 32 – UNCONSOLIDATED STRUCTURED ENTITIES

The term "unconsolidated structured entities" refers to all structured entities that are not controlled by Grupo Aval. Grupo Aval enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

The table below shows the total assets of unconsolidated structured entities in which Grupo Aval had an interest at the reporting date and its maximum exposure to loss in relation to those interests:

Nature and risks associated with Grupo Aval’s interests in unconsolidated structured entities

			Grupo
			Aval’s managed
December 31, 2019	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	10,102	Ps.	3,486,646	Ps.	3,496,748
Other account receivables		—		40,149		40,149
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		10,102		3,526,795		3,536,897
Grupo Aval’s maximum exposure (*)	Ps.	10,102	Ps.	3,526,795	Ps.	3,536,897

(*) Represent 1.26%, respectively of the Grupo Aval’s managed funds total assets.

			Grupo
			Aval’s managed
December 31, 2018	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	13,733	Ps.	2,181,725	Ps.	2,195,458
Other account receivables		—		34,431		34,431
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		13,733		2,216,156		2,229,889
Grupo Aval’s maximum exposure (*)	Ps.	13,733	Ps.	2,216,156	Ps.	2,229,889

(*) Represent 1.35%, respectively of the Grupo Aval’s managed funds total assets.

Grupo Aval invests in asset-backed securities issued by securitization entities for which underlying assets are mortgages granted by financial institutions. Grupo Aval does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and accounted for as investment at fair value through profit or loss. These asset-backed securities have different maturities and are generally classified by credit ratings. Also, Grupo Aval retains beneficial interests in the form of servicing fees on the securitized receivable and manages funds.

In the normal course of operations, Grupo Aval has trust companies that manage collective investment funds and assets of third parties whose the managing trustees receive commissions. Additionally, Grupo Aval has the subsidiary Fondo de Pensiones y Cesantias Porvenir that manages mandatory pension funds and defined contribution plans. For management services provided by the trust and Porvenir, commissions vary according to the conditions of each fund or asset managed are received.

The obligations of these entities in the administration of these assets are of means and do not guarantee the results. The maximum exposure risk of loss is determined by the possible failures in the administration of the funds by the amount of the returns that manages and the return of the results of assets the clients.